INCOME TAXES (Reconciliation of the Statutory Income Tax Rate to Income Tax Expense) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
INCOME TAXES
Income before provision for income taxes	$ 269,429	¥ 1,752,990	¥ 1,102,449	¥ 403,860
Statutory tax rate in the PRC (as a percent)	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate		¥ 438,248	¥ 275,612	¥ 100,965
Non-deductible expenses		15,968	2,101	32,791
Research and Development Tax Credit				(5,309)
Effect of tax holiday and preferential tax rate		(167,870)	(265,545)
Effect of tax losses not recognized		299	165
Adjustment on current income tax of the previous periods		(44)	(33,633)
Effect of different tax rates of subsidiaries operating in other jurisdictions		23,329	7,351	74
Effect of withholding income tax		71,277
Income tax expense/ (benefit)	$ 58,590	¥ 381,207	¥ (13,949)	¥ 128,521